ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current:
Accounts receivable	$ 738	$ 395
Prepayments & other assets	100	109
Total current	838	504
Non-current:
Tax recovery receivables	52	55
Other assets	221	110
Total non-current	$ 273	$ 165